COMMITMENTS (Detail Textuals) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
2019
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments under non-cancelable lease agreements	$ 319
2020
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments under non-cancelable lease agreements	333
2021
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments under non-cancelable lease agreements	181
Israeli Government's Innovation Authority ("IIA")
Disclosure of finance lease and operating lease by lessee [line items]
Payment of royalties	$ 1,046